As filed with the Securities and Exchange Commission on February 11, 2015.

File Nos. 033-53414
811-07288

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 29	(X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 32	(X)

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 10th day of February, 2015.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Registrant)

By:     /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management Dated: February 10, 2015

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer - Finance and Administration Dated: February 10, 2015

GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: February 10, 2015

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: February 10, 2015

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: February 10, 2015

SAM GINN* Sam Ginn	Trustee Dated: February 10, 2015

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: February 10, 2015

RUPERT H. JOHNSON, JR.* Rupert H. Johnson, Jr.	Trustee Dated: February 10, 2015

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: February 10, 2015

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: February 10, 2015

FRANK A. OLSON* Frank A. Olson	Trustee Dated: February 10, 2015

LARRY D. THOMPSON* Larry D. Thompson	Trustee Dated: February 10, 2015

JOHN B. WILSON* John B. Wilson	Trustee Dated: February 10, 2015

*By /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase